Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 50,727	$ 206,505
Accounts receivable, net of allowance for doubtful accounts of $22,618 and $23,679 at December 31, 2010 and 2009, respectively	452,450	337,151
Income taxes receivable	0	12,674
Prepaid expenses	25,828	20,209
Inventory and other current assets	235,047	287,024
Total current assets	764,052	863,563
Property, plant and equipment, net	1,313,150	1,058,976
Goodwill	588,000	482,480
Notes receivable	69,026	0
Equity-method investments	59,322	60,677
Intangible and other long-term assets, net	113,983	50,969
Total assets	2,907,533	2,516,665
Current liabilities:
Accounts payable	110,276	63,466
Accrued expenses	162,044	133,602
Income taxes payable	2,475	0
Deferred income taxes	29,353	30,501
Current portion of decommissioning liabilities	16,929	0
Current maturities of long-term debt	184,810	810
Total current liabilities	505,887	228,379
Deferred income taxes	223,936	209,053
Decommissioning liabilities	100,787	0
Long-term debt, net	681,635	848,665
Other long-term liabilities	114,737	52,523
Stockholders' equity:
Preferred stock of $0.01 par value. Authorized, 5,000,000 shares; none issued
Common stock of $0.001 par value. Authorized, 125,000,000 shares; issued and outstanding 78,951,053 and 78,559,350 shares at December 31, 2010 and 2009, respectively	79	79
Additional paid in capital	415,278	387,885
Accumulated other comprehensive loss, net	(25,700)	(18,996)
Retained earnings	890,894	809,077
Total stockholders' equity	1,280,551	1,178,045
Total liabilities and stockholders' equity	$ 2,907,533	$ 2,516,665